SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ 1,675	$ 243	¥ 1,545	¥ 1,259
Total operating costs and expenses	14,705	2,132	13,607	11,925
Loss from operations	(294)	(43)	164	(1,686)
Interest income	87	13	89	119
Interest expense	409	59	405	533
Foreign exchange gain (loss)	(641)	(93)	(317)	175
Other income, net	10	1	157	(89)
Net loss attributable to H World Group Limited	(1,821)	(264)	(465)	(2,192)
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	112	16	(99)	203
Comprehensive loss attributable to H World Group Limited	(1,630)	(237)	(551)	(2,016)
Parent Company
Operating costs and expenses:
General and administrative expenses	93	14	110	155
Total operating costs and expenses	93	14	110	155
Loss from operations	(93)	(14)	(110)	(155)
Interest income	15	2	8	2
Interest expense	130	19	128	154
Foreign exchange gain (loss)	(223)	(32)	(3)	(8)
Other income, net	6	1	15	32
Loss from fair value changes of equity securities, net	(1)	0	(2)	(10)
Income (loss) in investment in subsidiaries	(1,395)	(202)	(245)	(1,899)
Net loss attributable to H World Group Limited	(1,821)	(264)	(465)	(2,192)
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	191	27	(86)	176
Comprehensive loss attributable to H World Group Limited	¥ (1,630)	$ (237)	¥ (551)	¥ (2,016)